Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2025	2024
Prepaid expenses	$2,834	$2,759
Deferred offering costs	6,384	—
Grant receivable	562	—
Contract assets	201	—
Other current assets	55	436

Total prepaid expenses and other current assets	$10,036	$3,195